Additional Disclosures in the Statement Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Reconciliation of Cash and Cash Equivalents
The table below presents the reconciliation between the item “Cash and cash equivalents” in the consolidated statement of cash flows and the relevant accounting items of the statement of financial position:

Reconciliation	12/31/2021	12/31/2020	12/31/2019
Cash and deposits in banks	172,332,578	196,175,043	206,890,307
Debt Securities at fair value through profit or loss	4,860
Other debt securities	137,080,714	201,079,212	95,371,666
Loans and other financing	513,750	635,049	615,400

Total	309,931,902	397,889,304	302,877,373

Summary of Additional Information on Operational Cash Flows Interest
The following table shows additional information on operational cash flows interest:

Composition	12/31/2021	12/31/2020	12/31/2019
Interest paid	(123,672,989)	(56,759,974)	(148,243,074)
Interest collected	215,989,129	232,997,052	294,266,238

Total	92,316,140	176,237,078	146,023,164

Summary of Additional Information of Changes in Liabilities Arising from Financing Activities
The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2021 (lease liabilities changes are disclosed in note 22):

Composition	Financing received from the Central Bank of Argentina and other financial entities	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	1,387,310	7,436,745	51,773,419
Cash flow items
Proceeds
Payments	(794,081)	(4,089,740)	(3,013,961)
Non-cash flow items
Movement in accrued interest	125,794	862,078	3,245,046
Derecognition or substantial modification of financial liabilities	(8,696)	637,144	(192,864)
Difference in quoted prices of foreign currency	121,698		9,513,420
Monetary effects	(394,299)	(1,855,418)	(19,350,891)

Ending balance	437,726	2,990,809	41,974,169